CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 224,909	$ 251,134	$ 221,992
Cost of revenues:
Total cost of revenues	103,089	105,900	90,805
Gross profit	121,820	145,234	131,187
Operating expenses:
Research and development, net (Note 2m)	44,508	45,451	38,956
Sales and marketing	29,080	28,847	24,554
General and administrative	10,066	8,735	8,100
Amortization of intangible assets (Note 6)	1,758	1,759	1,758
Total operating expenses	85,412	84,792	73,368
Operating income	36,408	60,442	57,819
Financing income, net (Note16)	3,078	2,984	2,276
Income before taxes on income	39,486	63,426	60,095
Income tax expenses	4,315	9,051	13,636
Net income	$ 35,171	$ 54,375	$ 46,459
Earnings per share:
Basic	$ 1.26	$ 1.94	$ 1.68
Diluted	$ 1.23	$ 1.89	$ 1.63
Shares used in calculation of earnings per share:
Basic	27,895,096	28,022,486	27,695,723
Diluted	28,574,202	28,765,329	28,524,259
Product [Member]
Revenues:
Total revenues	$ 167,200	$ 193,298	$ 174,343
Cost of revenues:
Total cost of revenues	67,300	71,706	62,242
Service [Member]
Revenues:
Total revenues	57,709	57,836	47,649
Cost of revenues:
Total cost of revenues	$ 35,789	$ 34,194	$ 28,563